INCOME TAX -Operating loss carryforward (Details) - 12 months ended Dec. 31, 2025 € in Thousands	USD ($)	EUR (€)
Chinese mainland
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 1,025,750,000
UK
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	362,623,000
Annual limit of utilization | €		€ 5,000
Netherlands
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 164,619
Term of operating loss carry forward | €		€ 1,000
Percentage of taxable profits	50.00%